Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
November 30, 2024
IND-NPRT3-0125
1.810697.120
Common Stocks - 98.9%
	Shares	Value ($)
BRAZIL - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
Wheaton Precious Metals Corp	325,100	20,250,685
CANADA - 6.7%
Materials - 6.7%
Metals & Mining - 6.2%
Agnico Eagle Mines Ltd/CA	106,100	8,959,067
Alamos Gold Inc Class A	175,700	3,310,572
Altius Minerals Corp	261,000	4,953,230
Capstone Copper Corp (a)	543,200	3,720,787
Ivanhoe Mine Ltd Class A (a)(b)	1,450,800	19,678,363
Teck Resources Ltd Class B (United States)	257,400	12,015,432
		52,637,451
Paper & Forest Products - 0.5%
Canfor Corp (a)	169,300	2,173,009
Interfor Corp (a)	150,100	2,180,661
		4,353,670
TOTAL CANADA		56,991,121
GERMANY - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Orion SA	143,900	2,650,637
UNITED STATES - 87.1%
Materials - 87.1%
Chemicals - 55.5%
Air Products and Chemicals Inc	180,900	60,480,297
Axalta Coating Systems Ltd (a)	694,200	28,087,332
Balchem Corp	124,958	22,557,418
Cabot Corp	137,500	15,072,750
Chemours Co/The	1,034,000	22,479,160
Corteva Inc	553,011	34,419,405
Dow Inc	570,200	25,208,542
DuPont de Nemours Inc	37,300	3,117,907
Ecolab Inc	270,500	67,292,285
Element Solutions Inc	677,900	19,442,172
Linde PLC	300,886	138,705,438
Perimeter Solutions Inc	245,100	3,137,280
Sherwin-Williams Co/The	28,800	11,445,120
Tronox Holdings PLC	1,312,503	15,881,286
Westlake Corp	41,900	5,379,960
		472,706,352
Construction Materials - 8.7%
CRH PLC	225,700	23,082,339
Martin Marietta Materials Inc	45,800	27,480,000
Vulcan Materials Co	81,100	23,367,343
		73,929,682
Containers & Packaging - 10.9%
AptarGroup Inc	169,200	29,264,832
Avery Dennison Corp	69,600	14,334,120
Crown Holdings Inc	115,959	10,678,664
Greif Inc Class A	52,500	3,729,075
International Paper Co	432,600	25,449,858
Smurfit WestRock PLC	173,000	9,518,460
		92,975,009
Metals & Mining - 12.0%
Alcoa Corp	91,500	4,248,345
Arch Resources Inc Class A	36,200	6,223,504
ATI Inc (a)	289,300	17,407,181
Commercial Metals Co	136,200	8,402,178
Freeport-McMoRan Inc	297,500	13,149,500
Hecla Mining Co	1,065,100	5,879,352
Nucor Corp	194,500	30,087,205
Steel Dynamics Inc	115,100	16,720,577
		102,117,842
TOTAL UNITED STATES		741,728,885
ZAMBIA - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
First Quantum Minerals Ltd (a)	1,523,400	20,848,073
TOTAL COMMON STOCKS (Cost $599,636,180)		842,469,401

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	8,633,161	8,634,888
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	18,604,140	18,606,000
TOTAL MONEY MARKET FUNDS (Cost $27,240,888)			27,240,888

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $626,877,068)	869,710,289
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(17,613,863)
NET ASSETS - 100.0%	852,096,426

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,497,375	144,143,989	138,006,594	153,116	118	-	8,634,888	0.0%
Fidelity Securities Lending Cash Central Fund	36,952,370	94,443,316	112,789,686	23,415	-	-	18,606,000	0.1%
Total	39,449,745	238,587,305	250,796,280	176,531	118	-	27,240,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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